Document and Entity Information	Aug. 02, 2021
Cover [Abstract]
Entity Registrant Name	MARIN SOFTWARE INC
Amendment Flag	false
Entity Central Index Key	0001389002
Document Type	8-K
Document Period End Date	Aug. 02, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-35838
Entity Tax Identification Number	20-4647180
Entity Address, Address Line One	123 Mission Street
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	399-2580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	MRIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false